Debt (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Summary of Outstanding Debt

The Company’s outstanding debt consisted of the following:

	December 31, 2019	September 30, 2020
First Lien Term Loan Facility	$511.1	$450.0
Second Lien Term Loan Facility	130.0	—
Revolving Credit Facility	21.0	—
Other financing arrangements	—	1.8

Total borrowings	662.1	451.8
Less: Current portion of debt	(5.3)	(1.8)

	656.8	450.0
Less: Unamortized capitalized financing costs	(21.7)	(12.3)

Total long-term debt	$635.1	$437.7